Investments in Associates - Disclosure of Summarized Financial Information of Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Cash and cash equivalents	$ 200,769	$ 305,498	$ 344,926
Other current assets	40,033	33,549
Non-current assets	3,011,837	2,634,451
Total assets	3,856,397	3,967,361
Current liabilities	271,724	402,566
Non-current liabilities	38,527	50,514
Total liabilities	1,503,313	1,382,016
Net financial assets (liabilities)	65,199	282,419
Carrying amount	150,834	125,313	22,287
Revenue	952,196	1,082,286
Operating expense	(680,054)	(654,804)
Income from operations	10,392	146,473
Other income (expense)	(67,880)	426,562
Income tax recovery (expense)	(7,620)	19,854
Net loss and total comprehensive loss (100%)	(106,027)	554,889
i-80 Gold
Disclosure of associates [line items]
Cash and cash equivalents	75,987	51,627
Other current assets	34,555	55,606
Non-current assets	567,403	131,426
Total assets	677,945	238,659
Current liabilities	48,837	12,956
Non-current liabilities	232,455	18,493
Total liabilities	281,292	31,449
Net financial assets (liabilities)	396,653	207,210
Equinox Gold’s share of net assets	100,319	52,814
Adjustments to Equinox Gold’s share of net assets	19,548	72,499
Carrying amount	119,867	125,313
Revenue	25,311	0
Operating expense	(75,517)	(19,574)
Income from operations	(50,206)	(19,574)
Other income (expense)	10,752	(5,332)
Income tax recovery (expense)	17,920	(200)
Net loss from continuing operations (100%)	(21,534)	(25,106)
Net income from discontinued operations (100%)	49	11,554
Net loss and total comprehensive loss (100%)	(21,485)	(13,552)
Equinox Gold’s share of net loss and total comprehensive loss	(5,446)	(3,454)
Adjustments to Equinox Gold’s share of net loss and total comprehensive loss	0	7,588
Equinox Gold’s total share of net (loss) income and total comprehensive (loss) income	(5,446)	4,134
Sandbox
Disclosure of associates [line items]
Cash and cash equivalents	3,811
Other current assets	2,804
Non-current assets	71,993
Total assets	78,608
Current liabilities	86
Non-current liabilities	15,975
Total liabilities	16,061
Net financial assets (liabilities)	62,547
Equinox Gold’s share of net assets	21,528
Adjustments to Equinox Gold’s share of net assets	9,439
Carrying amount	30,967	$ 0	$ 0
Revenue	532
Operating expense	(640)
Income from operations	(108)
Other income (expense)	(788)
Income tax recovery (expense)	(1,232)
Net loss from continuing operations (100%)	(2,128)
Net income from discontinued operations (100%)	0
Net loss and total comprehensive loss (100%)	(2,128)
Equinox Gold’s share of net loss and total comprehensive loss	(732)
Adjustments to Equinox Gold’s share of net loss and total comprehensive loss	0
Equinox Gold’s total share of net (loss) income and total comprehensive (loss) income	$ (732)